Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Other Intangible Assets [Abstract]
2017	$ 34,722
2018	33,068
2019	32,173
2020	31,826
2021	31,264
Thereafter	14,405
Net book value of other intangible assets	$ 177,458